Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Core Bond Portfolio
Entity Central Index Key	0001104129
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014262
Shareholder Report [Line Items]
Fund Name	Core Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund's overweight in commercial mortgage‑backed securities, asset‑backed securities, and non-agency residential mortgage‑backed securities (RMBS) drove relative outperformance as spreads tightened and strong security selection supported returns

↑ The Fund’s overweight to agency RMBS—particularly 30-year fixed-rate passthroughs—also contributed positively to relative performance

↑ The Fund’s within corporate credit, out-of-benchmark high-yield exposure and an overweight to financials within investment-grade corporates drove relative outperformance

↑ The Fund’s yield curve positioning benefited relative performance, as U.S. interest rates steepened over the course of the year

↓ In contrast, the Fund’s underweight exposures to government-related and sovereign debt detracted from relative performance as these sectors rallied

↓ The Fund’s modestly short duration position detracted from performance as interest rates declined over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Core Bond Portfolio	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$10,115	$10,110	$10,138
2/16	$10,167	$10,182	$10,210
3/16	$10,285	$10,307	$10,303
4/16	$10,340	$10,377	$10,343
5/16	$10,333	$10,385	$10,345
6/16	$10,525	$10,568	$10,531
7/16	$10,612	$10,655	$10,598
8/16	$10,584	$10,667	$10,586
9/16	$10,595	$10,669	$10,580
10/16	$10,503	$10,598	$10,499
11/16	$10,240	$10,360	$10,250
12/16	$10,273	$10,391	$10,265
1/17	$10,308	$10,428	$10,285
2/17	$10,385	$10,508	$10,354
3/17	$10,378	$10,505	$10,349
4/17	$10,467	$10,592	$10,428
5/17	$10,555	$10,674	$10,509
6/17	$10,559	$10,664	$10,498
7/17	$10,615	$10,718	$10,543
8/17	$10,705	$10,810	$10,638
9/17	$10,655	$10,772	$10,587
10/17	$10,680	$10,785	$10,593
11/17	$10,674	$10,769	$10,580
12/17	$10,732	$10,816	$10,628
1/18	$10,648	$10,712	$10,506
2/18	$10,554	$10,610	$10,406
3/18	$10,593	$10,664	$10,473
4/18	$10,534	$10,593	$10,395
5/18	$10,584	$10,651	$10,469
6/18	$10,580	$10,635	$10,456
7/18	$10,609	$10,657	$10,459
8/18	$10,662	$10,710	$10,526
9/18	$10,635	$10,664	$10,458
10/18	$10,552	$10,575	$10,376
11/18	$10,570	$10,622	$10,438
12/18	$10,679	$10,789	$10,630
1/19	$10,842	$10,937	$10,742
2/19	$10,870	$10,949	$10,736
3/19	$11,071	$11,147	$10,942
4/19	$11,102	$11,163	$10,945
5/19	$11,270	$11,334	$11,139
6/19	$11,392	$11,494	$11,279
7/19	$11,421	$11,528	$11,304
8/19	$11,690	$11,789	$11,597
9/19	$11,625	$11,738	$11,535
10/19	$11,663	$11,776	$11,570
11/19	$11,667	$11,773	$11,564
12/19	$11,671	$11,791	$11,556
1/20	$11,896	$12,003	$11,778
2/20	$12,051	$12,182	$11,990
3/20	$11,354	$11,944	$11,920
4/20	$11,654	$12,184	$12,132
5/20	$11,811	$12,297	$12,188
6/20	$12,048	$12,400	$12,265
7/20	$12,288	$12,618	$12,448
8/20	$12,304	$12,545	$12,348
9/20	$12,308	$12,522	$12,341
10/20	$12,275	$12,478	$12,286
11/20	$12,541	$12,640	$12,406
12/20	$12,623	$12,684	$12,424
1/21	$12,622	$12,604	$12,334
2/21	$12,511	$12,442	$12,156
3/21	$12,412	$12,297	$12,005
4/21	$12,510	$12,400	$12,099
5/21	$12,560	$12,448	$12,139
6/21	$12,670	$12,538	$12,224
7/21	$12,807	$12,664	$12,361
8/21	$12,807	$12,656	$12,337
9/21	$12,729	$12,548	$12,231
10/21	$12,726	$12,538	$12,227
11/21	$12,738	$12,553	$12,263
12/21	$12,712	$12,544	$12,232
1/22	$12,454	$12,269	$11,968
2/22	$12,288	$12,102	$11,835
3/22	$11,965	$11,777	$11,506
4/22	$11,552	$11,338	$11,069
5/22	$11,565	$11,400	$11,141
6/22	$11,358	$11,173	$10,966
7/22	$11,590	$11,453	$11,234
8/22	$11,334	$11,156	$10,917
9/22	$10,882	$10,675	$10,445
10/22	$10,715	$10,558	$10,310
11/22	$11,073	$10,952	$10,689
12/22	$11,043	$10,914	$10,641
1/23	$11,418	$11,253	$10,968
2/23	$11,188	$10,977	$10,684
3/23	$11,393	$11,234	$10,956
4/23	$11,415	$11,303	$11,022
5/23	$11,291	$11,185	$10,902
6/23	$11,273	$11,168	$10,863
7/23	$11,283	$11,179	$10,856
8/23	$11,241	$11,112	$10,786
9/23	$10,969	$10,847	$10,512
10/23	$10,777	$10,684	$10,346
11/23	$11,293	$11,165	$10,815
12/23	$11,714	$11,588	$11,229
1/24	$11,741	$11,560	$11,198
2/24	$11,591	$11,422	$11,040
3/24	$11,700	$11,534	$11,142
4/24	$11,436	$11,264	$10,860
5/24	$11,644	$11,451	$11,044
6/24	$11,745	$11,556	$11,149
7/24	$12,027	$11,818	$11,409
8/24	$12,210	$11,992	$11,573
9/24	$12,380	$12,157	$11,728
10/24	$12,084	$11,881	$11,437
11/24	$12,210	$12,006	$11,558
12/24	$12,054	$11,824	$11,369
1/25	$12,156	$11,896	$11,430
2/25	$12,412	$12,142	$11,681
3/25	$12,415	$12,139	$11,685
4/25	$12,458	$12,182	$11,731
5/25	$12,401	$12,120	$11,647
6/25	$12,603	$12,309	$11,826
7/25	$12,574	$12,291	$11,795
8/25	$12,762	$12,439	$11,936
9/25	$12,820	$12,571	$12,067
10/25	$12,893	$12,654	$12,142
11/25	$12,994	$12,730	$12,217
12/25	$12,979	$12,721	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Core Bond Portfolio	7.68%	0.56%	2.64%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 758,975,945
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,796,614
InvestmentCompanyPortfolioTurnover	388.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$758,975,945
# of Portfolio Holdings	378
Portfolio Turnover Rate	388%
Total Advisory Fees Paid	$2,796,614

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	2.6%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	6.7%
Short-Term Investments	8.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	20.5%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.7%
Not Rated	3.7%
CCC or Lower	0.2%
B	0.8%
BB	1.4%
BBB	14.9%
A	13.5%
AA	55.7%
AAA	8.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122